COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

As of December 31, 2025, there was no pending legal proceeding to which the Company is a party that will have a material effect on the Group’s business, results of operations or cash flows.